Long-Term Trade And Unbilled Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 136,540	$ 112,955
Contract assets ()	122,610	184,190
Long-term trade and unbilled receivables	$ 259,150	$ 297,145